REVENUES	12 Months Ended
Dec. 31, 2013
REVENUES [Abstract]
REVENUES
4.	REVENUES

The Group's revenues for the respective periods are detailed as follows:

	For the years ended December 31
	2011	2012	2013
	RMB	RMB	RMB
Sales of solar modules	6,647,264,147	3,897,288,039	6,660,317,517
Sales of silicon wafers	517,935,191	328,428,550	70,636,980
Sales of solar cells	168,388,351	138,686,401	184,203,072
Sales of silicon ingots	14,363,232	1,885,648	1,189,751
Sales of recovered silicon materials	6,365,978	270,406	14,559,658
Processing service fees	5,836,528	213,427,948	71,010,744
Solar system EPC	24,798,017	213,174,391	201,056
Revenue from generated electricity	-	1,607,066	76,719,737
Total	7,384,951,444	4,794,768,449	7,078,838,515

The Company began developing solar projects in 2011. Before July 1, 2013, the Company did not accrue the government subsidy for electricity revenues from solar projects due to the lack of detailed government guidelines and uncertainty over the timing of subsidy payment. During the third quarter of 2013, the Chinese government announced a series of policies aimed at streamlining and standardizing government subsidy payments for electricity revenues from solar projects in China as well as expanding the amount invested in renewable energy. In addition, the Company received the government subsidy payments for electricity revenues from solar projects for the year 2012 during the third quarter of 2013. As the result of the increased policy clarity and payment certainty, the Company has begun to accrue the government subsidy for electricity revenue from solar projects starting July 1, 2013.

For the electricity revenues recognized in the year ended December 31, 2013, RMB2,125,076 and RMB52,700,759 was related to the government subsidy for electricity revenues in 2012 and 2013, respectively. Excluding the government subsidy for electricity revenues, electricity revenues for electricity from solar projects were RMB21,893,902 for the year ended December 31, 2013.

The following table summarizes the Group's net revenues generated in respective geographic locations:

	For the years ended December 31
	2011	2012	2013
	RMB	RMB	RMB
Inside China (including Hong Kong and Taiwan)	1,281,483,521	2,179,670,146	3,461,295,473
Outside China
South Africa	-	202,449	681,502,434
Germany	2,422,250,586	1,177,954,567	583,912,744
America	118,132,913	135,839,209	414,371,308
Singapore	-	14,854,015	370,676,442
India	108,636,545	31,122,508	310,873,363
Rest of the world	3,454,447,879	1,255,125,555	1,256,206,751
Total	7,384,951,444	4,794,768,449	7,078,838,515